Short-Term and Long-Term Financial Liabilities - Schedule of Carrying Amount of Financial Liabilities (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Carrying Amount of Financial Liabilities [Line Items]
Financial liabilities	$ 87,685,361	$ 85,811,096
Current financial liabilities, net	1,778,704	3,694,936
Non-current financial liabilities, net	$ 85,906,657	82,116,160
Convertible notes, long term [Member]
Schedule of Carrying Amount of Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)	$ 1.65
Contractual interest rate %	15.00%
Maturity date	Jul. 10, 2028
Financial liabilities	$ 82,694,942	81,548,426
Convertible notes, long term [Member]
Schedule of Carrying Amount of Financial Liabilities [Line Items]
Conversion exercise price (in Dollars per share)	$ 3.88
Contractual interest rate %	12.50%
Maturity date	Apr. 30, 2029
Financial liabilities	$ 4,990,419	$ 4,262,670